Share Capital and Warrants - Capital Management (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Share Capital and Warrants
Long-term debt	$ 140,704	$ 45,817
Total equity	682,689	570,629
Balance - End of year	$ 823,393	$ 616,446